RELATED PARTIES: (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Directors' fees		$ 375	$ 246	$ 143
Outstanding options		1,672,684	1,587,612	1,967,784	1,866,940
Stock options granted, exercise price	[1]	$ 6.87	$ 6.64	$ 2.51	$ 2.13
Options exercisable		987,568	1,039,011	1,747,532
Board of Directors [Member]
Related Party Transaction [Line Items]
Outstanding options		168,754
Stock options granted, exercise price		$ 4.64
Options exercisable		135,166

[1]	In dollars per share.